LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
LEASE LIABILITIES (Text Block)

13. LEASE LIABILITIES

The Company leases office space and the El Compas plant. These leases are for periods of five to ten years. Certain leases include an option to renew the lease after the end of the contract term and/ or provide for payments that are indexed to local inflation rates.

The following table presents the lease obligations of the Company:

	December 31,	December 31,
	2021	2020

Balance at the beginning of the year	$1,094	$1,238
Additions	89	31
Interest	73	84
Payments	(251)	(267)
Effects of movement in exchange rates	(4)	8
Balance at the end of the year	1,001	1,094
Less: Current portion	(207)	(173)
Non-Current Lease Liabilities	$794	$921

The following table presents lease liability maturity - contractual undiscounted cash flows for the Company:

	December 31,	December 31,
	2021	2020

Less than one year	$263	$238
One to five years	637	653
More than five years	262	425
Total at the end of the year	$1,162	$1,316

The following amounts have been recognized in Earnings or Loss:

	Years ended
	December 31,	December 31,
	2021	2020

Interest on lease liabilities	$(73)	$(84)
Expenses related to short-term leases	$(649)	$(388)

As at December 31, 2021, the lease liabilities have a weighted-average interest rate of 7.32%. For the year ended December 31, 2021, the Company recognized $73 in interest expense on the lease liabilities (December 31, 2020 - $84) and $649 related to short term rentals, primarily for rented mining equipment and employee housing (December 31, 2020 - $388).